5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Amounts Due from Optionees (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Amounts Due from Optionees
	December 31, 2021	December 31, 2020

Due from optionees
Covas - Blackheath	$ -	$ 33,844
Alvalade - PorMining	12,751	27,405
	$ 12,751	$ 61,249